UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3793

Strong Opportunity Fund, Inc., on behalf of Strong Advisor Select Fund, Strong Advisor U.S. Small/Mid Cap Growth Fund, Strong Endeavor Fund and Strong Opportunity Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2004

Date of reporting period:  September 30, 2004


Item 1.   Schedule of Investments

Strong Advisor Select Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 99.3%
Banks - Money Center 1.4%
The Bank of New York Company, Inc.                                 39,000        $  1,137,630

Computer - Data Storage 2.5%
EMC Corporation (b)                                               176,010           2,031,155

Computer - Manufacturers 3.9%
Dell, Inc. (b)                                                     88,065           3,135,114

Computer Software - Education/Entertainment 1.5%
OpenTV Corporation Class A (b)                                    389,529           1,188,063

Computer Software - Enterprise 3.0%
Oracle Systems Corporation (b)                                    212,200           2,393,616

Diversified Operations 7.7%
General Electric Company                                          108,680           3,649,474
Honeywell International, Inc.                                      72,510           2,600,209
                                                                         ---------------------
                                                                                    6,249,683

Electronics - Semiconductor Manufacturing 4.3%
Analog Devices, Inc.                                               31,000           1,202,180
Marvell Technology Group, Ltd. (b)                                 89,000           2,325,570
                                                                         ---------------------
                                                                                    3,527,750

Household - Consumer Electronics 3.4%
Harman International Industries, Inc.                              25,720           2,771,330

Insurance - Property/Casualty/Title 1.3%
The Allstate Corporation                                           21,410           1,027,466

Internet - Content 5.3%
Yahoo! Inc. (b)                                                   127,340           4,318,099

Internet - E*Commerce 1.6%
Priceline.com, Inc. (b)                                            60,300           1,336,851

Leisure - Services 4.6%
Royal Caribbean Cruises, Ltd.                                      85,400           3,723,440

Leisure - Toys/Games/Hobby 3.5%
Marvel Enterprises, Inc. (b)                                      194,655           2,834,177

Media - Cable TV 4.8%
EchoStar Communications Corporation Class A (b)                   124,890           3,886,577

Medical - Biomedical/Biotechnology 3.7%
Digene Corporation (b)                                             67,900           1,762,684
Genzyme Corporation (b)                                            22,040           1,199,196
                                                                         ---------------------
                                                                                    2,961,880

Medical - Generic Drugs 2.3%
Teva Pharmaceutical Industries, Ltd. ADR                           72,360           1,877,742

Medical - Health Maintenance Organizations 3.2%
Anthem, Inc. (b)                                                   30,100           2,626,225

Medical - Products 8.1%
Alcon, Inc.                                                        14,700           1,178,940
American Medical Systems Holdings, Inc. (b)                        24,500             888,615
Medtronic, Inc.                                                    45,000           2,335,500
Zimmer Holdings, Inc. (b)                                          27,600           2,181,504
                                                                         ---------------------
                                                                                    6,584,559

Medical - Systems/Equipment 1.9%
Fisher Scientific International, Inc. (b)                          26,800           1,563,244

Metal Ores - Gold/Silver 2.1%
Newmont Mining Corporation Holding Company                         38,200           1,739,246

Metal Ores - Miscellaneous 3.9%
Phelps Dodge Corporation                                           34,260           3,152,948

Oil & Gas - Canadian Exploration & Production 2.5%
Canadian Natural Resources, Ltd.                                   51,700           2,059,211

Oil & Gas - Machinery/Equipment 1.6%
Grant Prideco, Inc. (b)                                            64,100           1,313,409

Oil & Gas - Production/Pipeline 1.4%
The Williams Companies, Inc.                                       95,000           1,149,500

Oil & Gas - United States Exploration & Production
0.8%
Chesapeake Energy Corporation                                      40,500             641,115

Retail - Department Stores 1.4%
Kohl's Corporation (b)                                             23,400           1,127,646

Retail - Drug Stores 0.8%
CVS Corporation                                                    15,100             636,163

Retail/Wholesale - Office Supplies 2.5%
Staples, Inc.                                                      67,000           1,997,940

Telecommunications - Services 2.1%
Sprint Corporation                                                 85,000           1,711,050

Telecommunications - Wireless Equipment 8.6%
Motorola, Inc.                                                    116,500           2,101,660
QUALCOMM, Inc.                                                     42,100           1,643,584
Research in Motion, Ltd. (b)                                       42,240           3,224,602
                                                                         ---------------------
                                                                                    6,969,846

Telecommunications - Wireless Services 3.6%
Crown Castle International Corporation (b)                        109,600           1,630,848
NII Holdings, Inc. Class B (b)                                     30,290           1,248,251
                                                                         ---------------------
                                                                                    2,879,099
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $70,790,195)                                             80,551,774
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 3.2%
Repurchase Agreements
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $1,300,067); Collateralized by:
United States Government & Agency Issues                     $  1,300,000           1,300,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $1,277,930);
Collateralized by: United States Government & Agency
Issues                                                          1,277,900           1,277,900
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $2,577,900)                                      2,577,900
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $73,368,095)                                83,129,674
102.5%

Other Assets and Liabilities, Net (2.5%)                                          (2,014,877)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                          $      81,114,797
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Advisor U.S. Small/Mid Cap Growth Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 96.8%
Commercial Services - Advertising 1.8%
aQuantive, Inc. (b)                                                 8,930         $    86,174

Commercial Services - Consulting 0.9%
Navigant Consulting, Inc. (b)                                       2,050              45,018

Commercial Services - Market Research 2.3%
CoStar Group, Inc. (b)                                              2,240             110,186

Commercial Services - Schools 1.0%
Bright Horizons Family Solutions, Inc. (b)                            925              50,218

Commercial Services - Staffing 0.8%
Gevity HR, Inc.                                                     2,465              37,912

Computer - IT Services 2.0%
Cognizant Technology Solutions Corporation Class A
(b)                                                                 3,190              97,327

Computer - Peripheral Equipment 1.6%
Synaptics, Inc. (b)                                                 3,870              78,019

Computer Software - Desktop 1.4%
Sonic Solutions (b)                                                 4,180              68,218

Computer Software - Medical 0.7%
eResearch Technology, Inc. (b)                                      2,693              35,898

Electronics - Contract Manufacturing 0.6%
TTM Technologies, Inc. (b)                                          3,020              26,848

Electronics - Scientific Measuring 1.9%
Cognex Corporation                                                  3,560              93,272

Electronics - Semiconductor Manufacturing 7.5%
Cree, Inc. (b)                                                      2,325              70,982
OmniVision Technologies, Inc. (b)                                   3,890              55,043
Rudolph Technologies, Inc. (b)                                      3,880              64,951
Silicon Laboratories, Inc. (b)                                      2,215              73,294
Varian Semiconductor Equipment Associates, Inc. (b)                 1,569              48,482
Zoran Corporation (b)                                               3,090              48,575
                                                                         ---------------------
                                                                                      361,327

Finance - Consumer/Commercial Loans 1.7%
United PanAm Financial Corporation (b)                              4,500              81,023

Financial Services - Miscellaneous 2.4%
Investors Financial Services Corporation                            2,615             118,015

Insurance - Property/Casualty/Title 1.7%
ProAssurance Corporation (b)                                        2,340              81,947

Internet - Content 1.2%
Ask Jeeves, Inc. (b)                                                1,810              59,205

Internet - Network Security/Solutions 4.1%
Akamai Technologies, Inc. (b)                                       6,390              89,779
F5 Networks, Inc. (b)                                               1,955              59,549
Packeteer, Inc. (b)                                                 4,360              47,132
                                                                         ---------------------
                                                                                      196,460

Machinery - Construction/Mining 9.4%
A.S.V., Inc. (b)                                                    2,940             110,044
Bucyrus International, Inc. Class A (b)                             3,120             104,832
Joy Global, Inc.                                                    4,020             138,208
Terex Corporation (b)                                               2,395             103,943
                                                                         ---------------------
                                                                                      457,027

Medical - Biomedical/Biotechnology 3.5%
Ciphergen Biosystems, Inc. (b)                                      5,430              21,177
Immunicon Corporation (b)                                           5,690              56,900
Martek Biosciences Corporation (b)                                  1,850              89,984
                                                                         ---------------------
                                                                                      168,061

Medical - Drug/Diversified 2.1%
Connetics Corporation (b)                                           2,030              54,851
MGI Pharma, Inc. (b)                                                1,665              44,439
                                                                         ---------------------
                                                                                       99,290

Medical - Ethical Drugs 3.1%
Salix Pharmaceuticals, Ltd. (b)                                     6,902             148,531

Medical - Generic Drugs 2.2%
American Pharmaceutical Partners, Inc. (b)                          1,305              35,979
Andrx Corporation (b)                                               3,175              70,993
                                                                         ---------------------
                                                                                      106,972

Medical - Outpatient/Home Care 1.1%
LCA-Vision, Inc.                                                    2,120              54,675

Medical - Products 3.7%
EPIX Medical, Inc. (b)                                              4,150              80,136
Kyphon, Inc. (b)                                                    3,945              97,757
                                                                         ---------------------
                                                                                      177,893

Medical - Systems/Equipment 1.5%
Ventana Medical Systems, Inc. (b)                                   1,465              73,895

Medical/Dental - Services 3.8%
American Healthways, Inc. (b)                                       6,290             183,102

Oil & Gas - Machinery/Equipment 1.5%
CARBO Ceramics, Inc.                                                1,025              73,943

Oil & Gas - United States Exploration & Production
9.2%
KCS Energy, Inc. (b)                                                4,150              57,726
Penn Virginia Corporation                                           4,070             161,131
Quicksilver Resources, Inc. (b)                                     2,960              96,703
Range Resources Corporation                                         4,210              73,633
Ultra Petroleum Corporation (b)                                     1,180              57,879
                                                                         ---------------------
                                                                                      447,072

Retail - Clothing/Shoes 1.9%
Aeropostale, Inc. (b)                                               1,675              43,885
Urban Outfitters, Inc. (b)                                          1,440              49,536
                                                                         ---------------------
                                                                                       93,421

Retail - Miscellaneous 1.5%
Gander Mountain Company (b)                                         3,550              71,053

Retail - Restaurants 4.5%
BJ'S Restaurants, Inc. (b)                                          5,400              85,698
The Cheesecake Factory, Inc. (b)                                    1,890              82,026
P.F. Chang's China Bistro, Inc. (b)                                 1,000              48,490
                                                                         ---------------------
                                                                                      216,214

Retail/Wholesale - Building Products 2.3%
Tractor Supply Company (b)                                          3,570             112,241

Telecommunications - Equipment 1.8%
Tekelec (b)                                                         5,245              87,487

Telecommunications - Wireless Equipment 0.1%
Sierra Wireless, Inc. (b)                                             380               6,764

Telecommunications - Wireless Services 4.2%
Alamosa Holdings, Inc. (b)                                         17,200             131,408
Nextel Communications, Inc. Class A (b)                             3,020              71,997
                                                                         ---------------------
                                                                                      203,405

Transportation - Truck 5.8%
J.B. Hunt Transport Services, Inc.                                  2,615              97,121
Landstar Systems, Inc. (b)                                          3,090             181,321
                                                                         ---------------------
                                                                                      278,442
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $4,077,230)                                               4,686,555
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 2.1%
Repurchase Agreements
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $99,002);
Collateralized by: United States Government & Agency
Issues                                                        $    99,000              99,000
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $99,000)                                            99,000
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $4,176,230)
98.9%                                                                               4,785,555
Other Assets and Liabilities, Net 1.1%                                                 54,290
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                          $        4,839,845
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Endeavor Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 98.8%
Apparel - Shoes & Related Mfg 0.8%
NIKE, Inc. Class B                                                  2,140         $   168,632

Banks - Money Center 1.4%
The Bank of New York Company, Inc.                                 10,490             305,993

Banks - Super Regional 1.4%
Wachovia Corporation                                                6,660             312,687

Beverages - Alcoholic 0.9%
Anheuser-Busch Companies, Inc.                                      4,170             208,291

Chemicals - Basic 1.0%
The Dow Chemical Company                                            5,050             228,159

Computer - Data Storage 2.4%
EMC Corporation (b)                                                45,920             529,917

Computer - Local Networks 0.7%
Juniper Networks, Inc. (b)                                          6,650             156,940

Computer - Manufacturers 5.0%
Apple Computer, Inc. (b)                                            6,610             256,137
Dell, Inc. (b)                                                     23,710             844,076
                                                                         ---------------------
                                                                                    1,100,213

Computer Software - Enterprise 2.4%
Oracle Systems Corporation (b)                                     47,340             533,995

Computer Software - Financial 0.7%
DST Systems, Inc. (b)                                               3,480             154,756

Computer Software - Security 0.5%
Symantec Corporation (b)                                            2,150             117,992

Diversified Operations 6.8%
General Electric Company                                           29,120             977,850
Honeywell International, Inc.                                      14,340             514,232
                                                                         ---------------------
                                                                                    1,492,082

Electronics - Semiconductor Manufacturing 4.3%
Analog Devices, Inc.                                                8,290             321,486
Marvell Technology Group, Ltd. (b)                                 24,000             627,120
                                                                         ---------------------
                                                                                      948,606

Finance - Mortgage & Related Services 1.6%
Countrywide Financial Corporation                                   9,028             355,613

Household - Consumer Electronics 1.3%
Harman International Industries, Inc.                               2,670             287,692

Insurance - Property/Casualty/Title 2.3%
The Allstate Corporation                                           10,550             506,294

Internet - Content 4.5%
Yahoo! Inc. (b)                                                    28,990             983,051

Internet - E*Commerce 0.8%
eBay, Inc. (b)                                                      1,920             176,525

Leisure - Services 3.5%
Royal Caribbean Cruises, Ltd.                                      17,780             775,208

Leisure - Toys/Games/Hobby 1.3%
Marvel Enterprises, Inc. (b)                                       18,910             275,330

Media - Cable TV 3.9%
EchoStar Communications Corporation Class A (b)                    27,270             848,642

Medical - Biomedical/Biotechnology 1.3%
Genzyme Corporation (b)                                             5,090             276,947

Medical - Generic Drugs 2.4%
Teva Pharmaceutical Industries, Ltd. ADR                           19,920             516,924

Medical - Health Maintenance Organizations 3.1%
Anthem, Inc. (b)                                                    7,700             671,825

Medical - Products 9.4%
Alcon, Inc.                                                         4,240             340,048
American Medical Systems Holdings, Inc. (b)                         4,920             178,448
Boston Scientific Corporation (b)                                  10,700             425,111
Medtronic, Inc.                                                    12,410             644,079
Zimmer Holdings, Inc. (b)                                           6,030             476,611
                                                                         ---------------------
                                                                                    2,064,297

Medical - Systems/Equipment 1.9%
Fisher Scientific International, Inc. (b)                           7,250             422,893

Medical - Wholesale Drugs/Sundries 0.7%
McKesson Corporation                                                5,840             149,796

Metal Ores - Gold/Silver 2.0%
Newmont Mining Corporation Holding Company                          9,600             437,088

Metal Ores - Miscellaneous 2.9%
Phelps Dodge Corporation                                            7,010             645,130

Oil & Gas - Canadian Exploration & Production 1.7%
Canadian Natural Resources, Ltd.                                    9,460             376,792

Oil & Gas - Drilling 1.2%
Transocean, Inc. (b)                                                7,280             260,478

Oil & Gas - Field Services 2.3%
Schlumberger, Ltd.                                                  7,350             494,729

Oil & Gas - Production/Pipeline 1.5%
The Williams Companies, Inc.                                       26,320             318,472

Oil & Gas - United States Exploration & Production
1.3%
Noble Energy, Inc.                                                  5,090             296,442

Paper & Paper Products 0.2%
Smurfit-Stone Container Corporation (b)                             2,030              39,321

Retail - Department Stores 1.8%
Kohl's Corporation (b)                                              8,400             404,796

Retail - Drug Stores 1.5%
CVS Corporation                                                     8,030             338,304

Retail - Major Discount Chains 2.0%
Target Corporation                                                  9,805             443,676

Retail/Wholesale - Office Supplies 2.4%
Staples, Inc.                                                      18,050             538,251

Telecommunications - Services 1.6%
Sprint Corporation                                                 17,750             357,308

Telecommunications - Wireless Equipment 8.5%
Motorola, Inc.                                                     31,190             562,668
QUALCOMM, Inc.                                                     11,280             440,371
Research in Motion, Ltd. (b)                                       11,390             869,513
                                                                         ---------------------
                                                                                    1,872,552

Telecommunications - Wireless Services 1.6%
Crown Castle International Corporation (b)                         12,160             180,941
NII Holdings, Inc. Class B (b)                                      4,060             167,313
                                                                         ---------------------
                                                                                      348,254
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $20,012,337)                                             21,740,893
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 2.4%
Repurchase Agreements
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $400,021); Collateralized by:
United States Government & Agency Issues                      $   400,000             400,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $116,903);
Collateralized by: United States Government & Agency
Issues                                                            116,900             116,900
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $516,900)                                          516,900
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $20,529,237)                                 22,257,793
101.2%
Other Assets and Liabilities, Net (1.2%)                                             (261,267)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      21,996,526
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Opportunity Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 92.9%
Auto/Truck - Original Equipment 1.4%
Eaton Corporation                                                 540,000       $  34,241,400

Banks - Super Regional 1.3%
SouthTrust Corporation (c)                                        770,000          32,078,200

Building - Air Conditioning & Heating Products 1.6%
American Standard Companies, Inc. (b) (c)                         992,000          38,598,720

Building - Construction Products/Miscellaneous 1.4%
Mohawk Industries, Inc. (b) (c)                                   435,000          34,534,650

Building Products - Wood 1.2%
Weyerhaeuser Company                                              445,000          29,583,600

Chemicals - Specialty 2.2%
Praxair, Inc.                                                   1,235,000          52,783,900

Commercial Services - Advertising 1.1%
The Interpublic Group of Companies, Inc. (b) (c)                2,555,000          27,057,450

Computer - Data Storage 1.5%
Network Appliance, Inc. (b) (c)                                 1,530,000          35,190,000

Computer - IT Services 2.7%
Accenture, Ltd. Class A (b)                                     1,100,000          29,755,000
Computer Sciences Corporation (b)                                 745,000          35,089,500
                                                                         ---------------------
                                                                                   64,844,500

Computer - Manufacturers 1.1%
Sun Microsystems, Inc. (b)                                      6,635,000          26,805,400

Computer - Software Design 1.2%
Cadence Design Systems, Inc. (b)                                2,250,000          29,340,000

Computer Software - Enterprise 0.7%
Novell, Inc. (b) (c)                                            2,755,000          17,384,050

Computer Software - Financial 1.2%
DST Systems, Inc. (b) (c)                                         655,000          29,127,850

Computer Software - Security 1.8%
VeriSign, Inc. (b) (c)                                          2,140,000          42,543,200

Cosmetics - Personal Care 1.1%
Weight Watchers International, Inc. (b) (c)                       695,000          26,979,900

Electronics - Contract Manufacturing 2.1%
Flextronics International, Ltd. (b) (c)                         2,055,000          27,228,750
Sanmina-SCI Corporation (b)                                     3,500,000          24,675,000
                                                                         ---------------------
                                                                                   51,903,750

Electronics - Miscellaneous Components 1.8%
Molex, Inc. Class A                                             1,615,000          42,490,650

Electronics - Parts Distributors 1.8%
W.W. Grainger, Inc.                                               760,000          43,814,000

Electronics - Scientific Measuring 1.7%
Waters Corporation (b)                                            910,000          40,131,000

Electronics - Semiconductor Manufacturing 1.8%
SanDisk Corporation (b) (c)                                     1,515,000          44,116,800

Finance - Consumer/Commercial Loans 1.2%
CIT Group, Inc.                                                   795,000          29,725,050

Finance - Index Tracking Fund 2.5%
iShares Trust S&P SmallCap 600 Index Fund (c)                     215,000          31,011,600
Standard & Poor's MidCap 400 Depository Receipts                  270,000          29,273,400
                                                                         ---------------------
                                                                                   60,285,000

Finance - Investment Management 1.3%
Mellon Financial Corporation                                    1,120,000          31,012,800

Financial Services - Miscellaneous 1.0%
Fiserv, Inc. (b)                                                  722,100          25,172,406

Food - Dairy Products 1.2%
Dean Foods Company (b) (c)                                        945,000          28,368,900

Insurance - Diversified 1.1%
Genworth Financial, Inc. Class A (b) (c)                        1,093,600          25,480,880
Primus Guaranty, Ltd. (b)                                          10,900             147,150
                                                                         ---------------------
                                                                                   25,628,030

Insurance - Property/Casualty/Title 3.5%
ACE, Ltd.                                                         800,000          32,048,000
MGIC Investment Corporation (c)                                   245,000          16,304,750
XL Capital, Ltd. Class A (c)                                      500,000          36,995,000
                                                                         ---------------------
                                                                                   85,347,750

Internet - Content 1.0%
CNET Networks, Inc. (b) (c)                                     2,660,000          24,339,000

Internet - E*Commerce 2.3%
Ameritrade Holding Corporation (b) (c)                          2,760,000          33,147,600
IAC/InterActiveCorp (b) (c)                                     1,030,000          22,680,600
                                                                         ---------------------
                                                                                   55,828,200

Media - Cable TV 5.3%
Cablevision Systems New York Group Class A (b)                    527,700          10,701,756
Comcast Corporation Class A (Non-Voting) (b)                    1,575,000          43,974,000
Cox Communications, Inc. Class A (b)                            1,230,000          40,749,900
The DIRECTV Group, Inc. (b)                                     1,900,000          33,421,000
Telewest Global, Inc. (b)                                               1                  12
                                                                         ---------------------
                                                                                  128,846,668

Media - Diversified 0.3%
Time Warner, Inc. (b)                                             375,000           6,052,500

Media - Newspapers 1.4%
Tribune Company                                                   840,000          34,566,000

Media - Radio/TV 2.6%
The E.W. Scripps Company Class A (c)                              710,000          33,923,800
Liberty Media Corporation Class A (b)                           3,415,000          29,778,800
                                                                         ---------------------
                                                                                   63,702,600

Medical - Biomedical/Biotechnology 3.5%
Biogen Idec, Inc. (b)                                             300,000          18,351,000
Genzyme Corporation (b)                                           720,000          39,175,200
Protein Design Labs, Inc. (b) (c)                               1,355,000          26,530,900
                                                                         ---------------------
                                                                                   84,057,100

Medical - Systems/Equipment 1.3%
Fisher Scientific International, Inc. (b)                         530,000          30,914,900

Metal Ores - Gold/Silver 1.6%
Barrick Gold Corporation                                        1,878,000          39,513,120

Metal Products - Fasteners 1.3%
Illinois Tool Works, Inc.                                         325,000          30,280,250

Oil & Gas - Drilling 3.5%
ENSCO International, Inc. (c)                                   1,160,000          37,897,200
GlobalSantaFe Corporation                                       1,530,000          46,894,500
                                                                         ---------------------
                                                                                   84,791,700

Oil & Gas - International Integrated 1.5%
ConocoPhillips                                                    440,000          36,454,000

Oil & Gas - Machinery/Equipment 2.5%
Weatherford International, Ltd. (b) (c)                         1,180,000          60,203,600

Oil & Gas - United States Exploration & Production
3.8%
Apache Corporation                                              1,060,000          53,116,600
Devon Energy Corporation                                          562,000          39,907,620
                                                                         ---------------------
                                                                                   93,024,220

Pollution Control - Services 1.4%
Waste Management, Inc.                                          1,200,000          32,808,000

Retail - Clothing/Shoes 4.0%
Abercrombie & Fitch Company Class A                               930,000          29,295,000
Nordstrom, Inc. (c)                                               885,000          33,842,400
The TJX Companies, Inc. (c)                                     1,555,000          34,272,200
                                                                         ---------------------
                                                                                   97,409,600

Retail - Discount & Variety 1.5%
Dollar Tree Stores, Inc. (b) (c)                                1,327,000          35,762,650

Retail - Major Discount Chains 1.4%
Target Corporation                                                745,000          33,711,250

Retail - Restaurants 1.3%
Darden Restaurants, Inc. (c)                                    1,325,000          30,899,000

Retail - Super/Mini Markets 1.3%
Safeway, Inc. (b) (c)                                           1,565,000          30,220,150

Retail/Wholesale - Auto Parts 1.1%
AutoNation, Inc. (b) (c)                                        1,570,000          26,815,600

Retail/Wholesale - Office Supplies 1.4%
Staples, Inc.                                                   1,100,000          32,802,000

Telecommunications - Services 1.6%
Sprint Corporation (c)                                          1,950,000          39,253,500

Telecommunications - Wireless Services 1.4%
United States Cellular Corporation (b) (c)                        800,000          34,520,000

Transportation - Airline 0.8%
Northwest Airlines Corporation Class A (b) (c)                  2,350,000          19,293,500

Utility - Gas Distribution 1.3%
NiSource, Inc.                                                  1,480,000          31,094,800
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,657,712,486)                                       2,246,252,864
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 10.1%
Collateral Received for Securities Lending 4.0%
Navigator Prime Portfolio                                      96,065,665          96,065,665

Repurchase Agreements 6.1%
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $145,707,487); Collateralized
by: United States Government & Agency Issues                $ 145,700,000         145,700,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $3,416,481);
Collateralized by: United States Government & Agency
Issues                                                          3,416,400           3,416,400
                                                                         ---------------------
Total Repurchase Agreements                                                       149,116,400
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $245,182,065)                                  245,182,065
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost                                           2,491,434,929
$1,902,894,551) 103.0%
Other Assets and Liabilities, Net (3.0%)                                          (73,132,135)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $  2,418,302,794
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of security is on loan.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Opportunity Fund, Inc., on behalf of Strong Advisor Select Fund, Strong Advisor U.S. Small/Mid Cap Growth Fund, Strong Endeavor Fund and Strong Opportunity Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    November 12, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    November 12, 2004